Borrowings from Financial Institutions	12 Months Ended
Dec. 31, 2017
Borrowings from Financial Institutions
Borrowings from Financial Institutions

21.   Borrowings from Financial Institutions:

As of December 31, 2016 and 2017, borrowings from financial institutions are detailed as follows:

	2016	2017
	MCh$	MCh$
Domestic banks
Interbank loans	—	1,100
Current account overdrafts	—	—

Subtotal	—	1,100

Foreign banks
Foreign trade financing
Chilean export financing	905,874	1,064,435
Chilean import financing	20,317	23,064
Obligations for transactions between other countries	—	—
Borrowings and other obligations
Borrowings obtained at short-term	—	—
Current account overdrafts	12,947	13,745
Borrowings obtained at long-term	100,885	92,683

Subtotal	1,040,023	1,193,927

Chilean Central Bank
Borrowings and other obligations	—	—
Debt reprogramming credit lines	3	1

Subtotal	3	1

Total	1,040,026	1,195,028